Fair Value Measurements - Summary of Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance	$ 1,936,827	$ 0
Issuance of convertible notes with bifurcated embedded derivatives	1,126,451	1,398,595
Issuance of CP BF convertible notes with bifurcated embedded derivative		1,375
Extinguishment of Old Alco Note derivative		(70,000)
Change in fair value	(3,063,278)	606,857
Ending balance	0	1,936,827
Third Party [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance	845,473	4,000
Issuance of convertible notes with bifurcated embedded derivatives	559,390	586,405
Issuance of CP BF convertible notes with bifurcated embedded derivative		625
Extinguishment of Old Alco Note derivative		0
Change in fair value	(1,404,863)	254,443
Ending balance	$ 0	$ 845,473